Notes Payable (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 28, 2021	Dec. 28, 2020	Mar. 31, 2022	Dec. 31, 2021	Jun. 02, 2022	Dec. 31, 2020	Feb. 21, 2020
Notes Payable (Details) [Line Items]
Fixed interest rate			24.00%
Interest payment term		1 year
Installment amount		$ 56,000
Principal amount		$ 300,000		$ 300,000
Outstanding principal balance amount			$ 300,000
Interest payment amount	$ 33,600		65,300
Aggregate payment	$ 184,800
Accrued interest			53,000	3,593	$ 53,000
Outstanding principal balance				20,000
Aggregate purchase share (in Shares)		500,000
Commitment fee share (in Shares)		250,000
Additional commitment fee share (in Shares)		250,000
Net amount		$ 265,000
Fixed interest percentage		12.00%
debt discount		$ 300,000
Interest expense		73,151
Payments		$ 184,800
Default interest rate		24.00%
Warrant exercise price (in Dollars per share)		$ 1.2
Notes payable			$ 300,000	320,000		$ 650,000
Warrant [Member]
Notes Payable (Details) [Line Items]
Excercise price (in Dollars per share)			$ 1.2
Securities Purchase Agreement [Member]
Notes Payable (Details) [Line Items]
Aggregate payment		$ 300,000				265,000
Purchase of aggregate shares (in Shares)		500,000
Additional commitment fee		$ 250,000
Fixed interest rate		12.00%
Outstanding principal balance amount			$ 10,868,915	$ 9,718,915
Securities Purchase Agreement [Member] | Warrant [Member]
Notes Payable (Details) [Line Items]
Purchase of aggregate shares (in Shares)		250,000
PromissoryNotesMember
Notes Payable (Details) [Line Items]
Loaned amount							$ 20,000
Description of non-convertible promissory note				The February Note bears interest at a fixed rate of 12% per annum, computed based on a 360-day year of twelve 30-day months, which interest will be payable quarterly until the maturity date.
Convertible Notes Payable [Member]
Notes Payable (Details) [Line Items]
Notes payable						$ 650,000